EQUITY - Schedule of Changes in LP Units (Details) - Exchange LP Units - shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Reconciliation of number of shares outstanding [abstract]
Outstanding, beginning of period (in shares)	2,714	2,883
Exchange LP Units exchanged (in shares)	(113)	(169)
Outstanding, end of period (in shares)	2,601	2,714